Benefit Plans (Schedule of Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 4,298	$ 4,157	$ 3,081
Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,178	1,796
Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,120	2,361
(Level 2) Significant Other Observable Inputs [Member] | Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,178	1,796
(Level 3) Significant Unobservable Inputs [Member] | Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,120	$ 2,361